Equity (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
DisclosureEquityLineItems [Line Items]
Subscribed and fully paid share capital	$ 107,101	$ 107,101
Ordinary shares [member]
DisclosureEquityLineItems [Line Items]
Shares outstanding	7,442,454,142
Shares held in treasury	$ 222,760	222,760
Preference shares [member]
DisclosureEquityLineItems [Line Items]
Shares outstanding	5,602,042,788
Shares held in treasury	$ 72,909	$ 72,909